Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO SUMMARY: Global Atlantic Motif Technological Innovations Portfolio
Investment Objectives:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Atlantic Motif Technological Innovations Portfolio Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Atlantic Motif Technological Innovations Portfolio Class II Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	37.25%	[1],[2]
Total Annual Portfolio Operating Expenses	38.15%
Fee Waiver	(36.93%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	1.22%
[1]	Estimated for the current fiscal year.
[2]	Other Expenses have been restated to reflect current administrative fees.
[3]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2019, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.22% of average daily net assets attributable to Class II shares of the Portfolio. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limit listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Global Atlantic Motif Technological Innovations Portfolio | Class II Shares | USD ($)	124	5,635	8,098	9,822

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Global Atlantic Motif Technological Innovations Portfolio | Class II Shares | USD ($)	124	5,635	8,098	9,822

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2017, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio's sub-adviser, Motif Capital Management, Inc. ("MCM" or the "Sub-Adviser"), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from the development and adoption of new and innovative technological products and services. The development and adoption of new and innovative technologies may change the way enterprises and consumers demand and consume products and services. Changing and evolving technology could affect various industries, and determine which companies will thrive and be profitable in the future.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of U.S. listed equity securities (including non-U.S. companies listed on U.S. exchanges) of companies and real estate investment trusts ("REITs") that provide technology-related products or services or are a significant component of the supply chain that enables technology-related products or services, including companies that are not classified in the technology sector, but that have secondary exposure to technology, such as wireless telecommunication service providers, manufacturers of electrical components and medical technology and online retailers, among others ("technology-related securities"). While most of these technology-related securities are classified in the technology sector and, more specifically, within industries such as semiconductors and semiconductor equipment, communications and networking, electronic equipment and parts, computer hardware, phones and handheld devices, software and internet services, some are classified in other sectors, such as in the telecommunications (e.g., providers of wireless telecommunication services), industrials (e.g., suppliers of electronic components and equipment), healthcare (e.g., suppliers of medical equipment and technology) and consumer cyclicals (e.g., online retailers) sectors. Technology-related securities that are not classified in the technology sector either provide products or services that support the companies within the technology sector, or have business models that are largely dependent on technological advancement and innovation.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies' historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to technological innovation. The themes currently include, but are not limited to, 3D printing, big data (companies that provide software analytics and visualization tools), cyber security, cloud computing, connected cars, digital advertising, digital payments (card- and mobile-based payments), e-commerce, enterprise storage (companies that provide data management solutions), Internet of Things (IoT) (applications and utility resulting from common objects having internet connectivity), mobile computing, mobile internet (use of handheld mobile devices to access internet-based services), online gaming, online video, robotics, smart grid (enhanced industrial and utilities processes resulting from internet connectivity), social networking, Software as a Service (cloud-based software offerings with business models based on recurring subscriptions), and wearable technology. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in technology industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities and American Depositary Receipts (ADRs) of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data). The Portfolio may invest in companies of any capitalization range. Investments are deemed to be 'non-U.S.' if: (a) an issuer's domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; or (c) the principal trading market for a security is located in a non-U.S. country.

Although MCM selects the Portfolio's investments, the Adviser, is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Technology Concentration Risk: The Portfolio concentrates its investments in the technology sector. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the technology sector may be significantly affected by short product cycles, intense competition, rapid obsolescence and general economic conditions. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the technology sector than portfolios investing in a broader range of sectors.

Thematic Investing Risk: The Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the Sub-Adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of an index that measures broad market performance. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Class II Annual Total Return by Calendar Year

Highest Quarter	1st Quarter 2017	14.79%
Lowest Quarter	4th Quarter 2017	5.96%

Average Annual Total Returns(For periods ended December 31, 2017)
Average Annual Returns - Global Atlantic Motif Technological Innovations Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class II Shares	43.09%	28.05%	Jul. 29, 2016
Russell 3000 Technology Index (Total Return) (reflects no deduction for fees, expenses or taxes)	37.10%	28.68%	Jul. 29, 2016